UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6080 Falls Road, Suite 200
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland October 26, 2007

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	55

Form 13F Information Table Value Total:	149547

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcatel ADS                    COM              013904305     1007    98960 SH       SOLE                    98960
Altria Group Inc               COM              02209S103      296     4250 SH       SOLE                     4250
American Express Co.           COM              025816109     2826    47600 SH       SOLE                    47600
Amgen Inc.                     COM              031162100     2601    45970 SH       SOLE                    45970
Apple Inc.                     COM              037833100     4844    31564 SH       SOLE                    31564
Applied Materials Inc.         COM              038222105     2788   134710 SH       SOLE                   134710
Barr Pharmaceuticals Inc       COM              068306109     6687   117494 SH       SOLE                   117494
Boeing Company                 COM              097023105      231     2200 SH       SOLE                     2200
Bristol-Myers Squibb Co.       COM              110122108     2738    95003 SH       SOLE                    95003
CIBER Inc.                     COM              17163B102     1717   219900 SH       SOLE                   219900
CIGNA Corporation              COM              125509109      260     4878 SH       SOLE                     4878
Capital One Financial Corp.    COM              14040H105     1966    29590 SH       SOLE                    29590
Citigroup, Inc.                COM              172967101     4236    90755 SH       SOLE                    90755
Computer Sciences Corp         COM              205363104     3389    60634 SH       SOLE                    60634
Conseco, Inc.                  COM              208464883     1556    97224 SH       SOLE                    97224
Costco Wholesale Corp          COM              22160K105     4994    81380 SH       SOLE                    81380
Deere & Company                COM              244199105      371     2500 SH       SOLE                     2500
Discover Financial Service     COM              254709108     2669   128312 SH       SOLE                   128312
DuPont de Nemours & Co.        COM              263534109     3387    68335 SH       SOLE                    68335
EMC Corporation                COM              268648102     4605   221405 SH       SOLE                   221405
Exxon Mobil Corporation        COM              30231G102     6273    67776 SH       SOLE                    67776
Gap Inc.                       COM              364760108     1840    99800 SH       SOLE                    99800
General Electric Co            COM              369604103     4697   113462 SH       SOLE                   113462
General Motors Corp.           COM              370442105     2778    75699 SH       SOLE                    75699
Graftech International Ltd     COM              384313102      655    36700 SH       SOLE                    36700
Hartford Financial Services    COM              416515104     3679    39750 SH       SOLE                    39750
Honeywell Intl Inc             COM              438516106     4403    74039 SH       SOLE                    74039
IBM Corp                       COM              459200101     5388    45740 SH       SOLE                    45740
Illinois Tool Works Inc.       COM              452308109      996    16705 SH       SOLE                    16705
Intel Corporation              COM              458140100     4997   193249 SH       SOLE                   193249
JPMorgan Chase & Co            COM              46625H100     3646    79566 SH       SOLE                    79566
Johnson & Johnson              COM              478160104      242     3690 SH       SOLE                     3690
Legg Mason                     COM              524901105     2664    31605 SH       SOLE                    31605
Lowes Companies Inc.           COM              548661107     2696    96230 SH       SOLE                    96230
Marsh & McLennan Cos           COM              571748102     2332    91460 SH       SOLE                    91460
Merck & Co. Inc.               COM              589331107      253     4900 SH       SOLE                     4900
Micron Technology Inc          COM              595112103     2315   208535 SH       SOLE                   208535
Microsoft Corporation          COM              594918104     2884    97888 SH       SOLE                    97888
Morgan Stanley                 COM              617446448     3366    53425 SH       SOLE                    53425
Motorola Inc.                  COM              620076109     3480   187829 SH       SOLE                   187829
Nokia Corporation              COM              654902204     4344   114520 SH       SOLE                   114520
Palm, Inc.                     COM              696643105      233    14330 SH       SOLE                    14330
PepsiCo, Inc.                  COM              713448108      256     3490 SH       SOLE                     3490
Pfizer Inc.                    COM              717081103     2817   115317 SH       SOLE                   115317
Seagate Technology             COM              G7945J104     1047    40920 SH       SOLE                    40920
Telkonet, Inc.                 COM              879604106     1556   931600 SH       SOLE                   931600
Texas Instruments, Inc.        COM              882508104     4808   131395 SH       SOLE                   131395
Time Warner Inc                COM              887317105     1155    62905 SH       SOLE                    62905
Unum Group                     COM              91529Y106     2954   120725 SH       SOLE                   120725
Verizon Communications, Inc.   COM              92343V104     5132   115907 SH       SOLE                   115907
Windstream Corporation         COM              97381W104     3139   222300 SH       SOLE                   222300
Wyndham Worldwide Corp         COM              98310W108     2112    64455 SH       SOLE                    64455
Yahoo! Inc.                    COM              984332106     1504    56025 SH       SOLE                    56025
eBay Inc.                      COM              278642103     5736   147010 SH       SOLE                   147010
Storage Computer Corp.                          86211A101        1   672775 SH       SOLE                   672775